3. SETTLEMENT AND CANCELATION OF LICENSE AGREEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 3 - SETTLEMENT AND CANCELATION OF LICENSE AGREEMENT

3. SETTLEMENT AND CANCELATION OF LICENSE AGREEMENT

On December 18, 2008, the Company entered into a license agreement with Transition Holdings, Inc. for certain of the Company’s non-core technology. Under the agreement, the Company received $2,000,000, less wire fees. The Company further received $1,500,000 in 2009. The Company had initially recorded the transactions as deferred revenue and was amortizing the revenue over its 17-year patent useful life. In December 2010, the Company received notice that Transition Holdings, Inc. was disputing the nature of the arrangement, and subsequently entered into a settlement arrangement with Transition Holdings, Inc. As a result of this settlement, the Company reclassified the unamortized license fee in the amount of $3,205,856 from deferred revenue to accrued settlement.  On February 15, 2011, the Company issued 7,413,000 shares as payment in full and recorded a loss on settlement of $294,144.

3.	SETTLEMENT AND CANCELATION OF LICENSE AGREEMENT

On December 18, 2008, the Company entered into a license agreement with Transition Holdings, Inc. for certain of the Company’s non-core technology. Under the agreement, the Company received $2,000,000, less wire fees. The Company further received $1,500,000 in 2009. The Company had initially recorded the transactions as deferred revenue and was amortizing the revenue over its 17-year patent useful life. In December 2010, the Company received notice that Transition Holdings, Inc. was disputing the nature of the arrangement, and subsequently entered into a settlement arrangement with Transition Holdings, Inc. As a result of this settlement, the Company reclassified the unamortized license fee in the amount of $3,205,856 from deferred revenue to accrued settlement.  On February 15, 2011, the Company issued 7,413,000 shares as payment in full and recorded a loss on settlement of $294,144.